1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Contingent Consideration (Details) - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Details
Business Combination Contingent Consideration Liability	$ 448,408	$ 758,953